Schedule I - Financial information of Parent Company - Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (11,262,821)	$ (19,950,120)	$ (36,736,553)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Share-based Compensation	1,113,828	2,240,512	3,068,213
Changes in assets and liabilities:
Prepaid expenses and other current assets	1,554,475	559,702	(1,105,245)
Accrued expenses and other current liabilities	(728,604)	(683,420)	(3,483,073)
Net cash used in operating activities	(5,191,746)	(32,714,475)	(26,904,911)
Investing activities:
Net cash provided by (used in) investing activities	(2,687,813)	106,411	15,832,444
Financing activities:
Proceeds from stock options exercised by employees and issuance of ordinary shares	4,997	600	26,786
Net cash provided by (used in) financing activities	4,951,997	4,466,600	(19,056,395)
Net (decrease) increase in cash and cash equivalents	(2,893,311)	(28,235,370)	(27,906,491)
Cash, cash equivalents and restricted cash at beginning of the year	12,493,135	40,728,505	68,634,996
Cash, cash equivalents and restricted cash at end of the year	9,599,824	12,493,135	40,728,505
Parent Company [Member]
Operating activities:
Net loss	(11,262,821)	(19,950,120)	(36,736,553)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Share-based Compensation	417,004	858,415	782,196
Equity in deficits (earnings) of subsidiaries, VIEs and VIE’s subsidiaries	9,627,269	17,888,289	34,540,850
Changes in assets and liabilities:
Prepaid expenses and other current assets	(155,445)	37,254	83,021
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	282,898	4,972	28,544
Accrued expenses and other current liabilities	225,952	235,882	(211,691)
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	1,531,471	3,319,598	(326,263)
Net cash used in operating activities	666,328	2,394,290	(1,839,898)
Investing activities:
Capital paid to subsidiaries	(7,240,000)	(12,100,010)
Net cash provided by (used in) investing activities	(7,240,000)	(12,100,010)
Financing activities:
Proceeds from stock options exercised by employees and issuance of ordinary shares	4,997	600	26,786
Proceeds from paid-in capital of noncontrolling shareholders	4,947,000	4,466,000
Net cash provided by (used in) financing activities	4,951,997	4,466,600	26,786
Net (decrease) increase in cash and cash equivalents	(1,621,675)	(5,239,120)	(1,813,112)
Cash, cash equivalents and restricted cash at beginning of the year	2,375,055	7,614,175	9,427,287
Cash, cash equivalents and restricted cash at end of the year	$ 753,380	$ 2,375,055	$ 7,614,175